Advances for vessels under construction and acquisition of vessels	12 Months Ended
Dec. 31, 2019
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels:

6.       Advances for vessels under construction and acquisition of vessels:

The amounts in the consolidated balance sheets are analyzed as follows:

Balance, December 31, 2017	$48,574
- Additions	129,749
- OCC Vessels shares acquisition	42,962
- Capitalized interest	1,753
- Transfers to Vessel cost	(163,138)
Balance, December 31, 2018	59,900
- Additions	96,671
- Capitalized interest	1,018
- Transfers to Vessel cost	(157,589)
Balance, December 31, 2019	-

As of December 31, 2018, the Company had three vessels under construction, the OCC Vessels (Note 3), which were financed under bareboat leases with CSSC (Note 7). During 2018, the Company paid for those vessels $42,962 by issuance of shares and also paid cash of $4,350 each for the third installments for two of the OCC Vessels.

In connection with the Step 1 Vessels, Star Marianne and Star Janni, which were delivered to the Company in January 2019 (Note 5), the Company as of December 31, 2018, had paid an amount of $4,880 which is included in “Advances for vessels under construction and acquisition of vessels” in the consolidated balance sheet.

As of December 31, 2019, there were no vessels under construction nor any pending acquisition of vessels.